REPOSITIONING AND OTHER (GAINS) CHARGES - Pretax Impact of Total Net Repositioning and Other Charges by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning and other (gains) charges	$ (167)	$ 239	$ 844
Corporate and All Other
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning and other (gains) charges	(290)	139	617
Aerospace Technologies | Operating Segments
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning and other (gains) charges	(3)	(3)	23
Industrial Automation | Operating Segments
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning and other (gains) charges	84	75	143
Building Automation | Operating Segments
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning and other (gains) charges	41	25	58
Process Automation and Technology | Operating Segments
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning and other (gains) charges	$ 1	$ 3	$ 3